Note 11 - Financial Instruments - Estimated Fair Value of Outstanding Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016
Term (Year)	5 years	5 years
Warrant exercise price (in dollars per share)	$ 0.35 [1]	$ 1.97 [2]
Warrant fair value liability	$ 1,397	$ 3,222
Warrants outstanding (in shares)	2,399,141	2,673,406	5,273,820
Warrant shares outstanding (in shares)	17,081,886	3,381,791

[1]	Applying the Variable Exercise Price as applicable at June 30, 2017
[2]	Applying the Variable Exercise Price as applicable at December 31, 2016